In Process Research And Development And Deferred Tax Liability (Tables)	12 Months Ended
Mar. 31, 2021
In Process Research And Development And Deferred Tax Liability Tables Abstract
Schedule of In process research and development

In process research and development (“IPR&D”) consists of the following projects (in thousands):

Project #	Description	Value as of March 31, 2021	Value as of March 31, 2020
iOx:
IMM 60	Melanoma & Lung Cancers	$84,213	$84,213
IMM 65	Ovarian/Prostate Cancers	32,997	32,997
		117,210	117,210
Oncomer/Saugatuck	DNA Aptamers	178	178
		$117,388	$117,388

Deferred tax liability		$24,050	$21,604